Stock-Based Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Stock-Based Compensation Expense [Line Items]
Cost of revenue	$ 51,848	$ 60,783	$ 134,883	$ 574,846	$ 575,662	$ 732,792
Technology and development					341,370	77,044
Marketing expenses	117,070	93,467	182,017	358,840	58,822	344,130
General and administrative expenses	1,096,910	338,885	1,566,833	2,198,783	2,634,244	2,725,652
Total stock-based compensation expense	$ 1,265,828	$ 493,135	$ 1,883,733	$ 3,132,468	$ 3,610,097	$ 3,879,618